Related Party Transactions (Details) - Schedule of Transactions with Interested and Related Parties ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 01, 2022 CNY (¥)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Shengda Group
Payables due to the transfer of SUNCAR Online	¥ 1	$ 40,854	[1]	[1]
Other payables	¥ 1	4,710	[2]	[2]
Total		$ 45,564

[1]

On December 3, 2021, Shengda Group transfered all of its equity interest, which was 55.09% as of the transfer date, of SUNCAR Online to Shanghai Feiyou, at price RMB4 per share, totaling RMB282 million. Upon completion of the transfer, Feiyou is liable to Shengda Group RMB282 million for the transfer of SUNCAR Online, which is eliminated in the consolidated financial statements as an intercompany balance as of December 31, 2021. As a result of the disposal of Shengda Group, Shengda Group became the related party of the Group, and the balance due to Shengda Group was not eliminated on the consolidated level but presented as amount due to a related party. On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with an affiliate of Mr. Ye, the Group’s Chairman of the Board of Directors to transfer the total equity of Shengda Group with the consideration of RMB 1. Pursuant to the SPA, the Group agreed to repay the debt owed to Shengda Group by full before June 1, 2023.

In April 2023, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2025, with annual interest rate of 1% from June 1, 2023 to December 31, 2025 (See Note 21).

[2]	Other payables to Shengda Group were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.